CALVERT VP SRI BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 59.0%
Aerospace & Defense - 1.4%
CAE, Inc.	82,068	2,085,073
Hexcel Corp.	34,400	2,825,272
		4,910,345

Banks - 3.5%
Bank of America Corp.	149,700	4,366,749
JPMorgan Chase & Co.	38,100	4,483,989
PNC Financial Services Group, Inc. (The)	23,700	3,321,792
		12,172,530

Beverages - 1.4%
PepsiCo, Inc.	35,956	4,929,567

Capital Markets - 1.0%
S&P Global, Inc.	10,100	2,474,298
Tradeweb Markets, Inc., Class A	29,056	1,074,491
		3,548,789

Chemicals - 0.9%
Ecolab, Inc.	15,400	3,049,816

Commercial Services & Supplies - 0.8%
Waste Management, Inc.	25,316	2,911,340

Communications Equipment - 0.5%
Cisco Systems, Inc.	35,400	1,749,114

Consumer Finance - 0.7%
American Express Co.	21,500	2,543,020

Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (1)	19,834	1,947,699

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	75,934	4,583,376

Electrical Equipment - 1.8%
AMETEK, Inc.	40,900	3,755,438
Emerson Electric Co.	36,800	2,460,448
		6,215,886

Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp., Class A (1)	5,300	1,093,761

Energy Equipment & Services - 1.3%
Core Laboratories NV (2)	22,100	1,030,302
National Oilwell Varco, Inc.	71,071	1,506,705
TechnipFMC plc	76,045	1,835,726
		4,372,733

Entertainment - 1.1%
Walt Disney Co. (The)	28,755	3,747,352

Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	17,600	3,891,888
AvalonBay Communities, Inc.	17,102	3,682,574
		7,574,462

Food & Staples Retailing - 0.6%
Performance Food Group Co. (1)	45,785	2,106,568

Food Products - 1.1%
Mondelez International, Inc., Class A	71,512	3,956,044

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	24,600	2,058,282
Boston Scientific Corp. (1)	63,300	2,575,677
Danaher Corp.	31,600	4,563,988
		9,197,947

Health Care Providers & Services - 1.0%
Anthem, Inc.	14,100	3,385,410

Household Products - 1.6%
Procter & Gamble Co. (The)	44,600	5,547,348

Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	43,356	2,290,931

Insurance - 2.8%
American International Group, Inc.	55,400	3,085,780
Assurant, Inc.	17,200	2,164,104
First American Financial Corp.	36,201	2,136,221
Progressive Corp. (The)	32,200	2,487,450
		9,873,555

Interactive Media & Services - 3.7%
Alphabet, Inc., Class C (1)	7,090	8,642,710
IAC/InterActiveCorp (1)	19,400	4,228,618
		12,871,328

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. (1)	2,929	5,084,480

IT Services - 4.3%
Amdocs Ltd.	16,308	1,078,122
Cognizant Technology Solutions Corp., Class A	52,600	3,169,939
Fidelity National Information Services, Inc.	33,700	4,474,012
Visa, Inc., Class A	36,900	6,347,169
		15,069,242

Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	14,218	4,141,277

Machinery - 0.6%
Gardner Denver Holdings, Inc. (1)	76,500	2,164,185

Metals & Mining - 0.8%
Steel Dynamics, Inc.	94,500	2,816,100

Multi-Utilities - 1.5%
CMS Energy Corp.	38,685	2,473,906
Sempra Energy	18,108	2,672,922
		5,146,828

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	66,100	3,351,931
Catalent, Inc. (1)	32,200	1,534,652
GlaxoSmithKline plc ADR	34,500	1,472,460
Jazz Pharmaceuticals plc (1)	18,977	2,431,713
Merck & Co., Inc.	48,300	4,065,894
		12,856,650

Road & Rail - 0.4%
Kansas City Southern	11,000	1,463,110

Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,600	2,351,888
Texas Instruments, Inc.	27,351	3,534,843
		5,886,731

Software - 4.0%
Adobe, Inc. (1)	7,763	2,144,528
Intuit, Inc.	5,952	1,582,875
Microsoft Corp.	72,893	10,134,314
		13,861,717

Specialty Retail - 3.2%
Home Depot, Inc. (The)	18,000	4,176,360
Lowe's Cos., Inc.	44,122	4,851,655
TJX Cos., Inc. (The)	39,100	2,179,434
		11,207,449

Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	36,372	8,146,237

Textiles, Apparel & Luxury Goods - 0.7%
Gildan Activewear, Inc.	70,054	2,486,917

Total Common Stocks (Cost $166,462,498)		204,909,844

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 17.3%

Basic Materials - 0.3%
LG Chem Ltd., 3.25%, 10/15/24 (3)	550,000	567,730
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	535,000	565,558
		1,133,288

Communications - 1.0%
AT&T, Inc., 4.90%, 6/15/42	300,000	335,463
Comcast Corp.:
2.759%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (4)	440,000	441,494
3.20%, 7/15/36	480,000	493,128
CommScope Technologies LLC, 6.00%, 6/15/25 (3)	70,000	63,525
CommScope, Inc., 8.25%, 3/1/27 (2)(3)	45,000	43,974
Crown Castle Towers LLC, 3.663%, 5/15/45 (3)	250,000	262,438
NBCUniversal Media LLC, 4.45%, 1/15/43	200,000	233,115
Symantec Corp., 5.00%, 4/15/25 (3)	80,000	80,943
Verizon Communications, Inc.:
3.875%, 2/8/29	450,000	494,629
4.329%, 9/21/28	317,000	359,876
4.862%, 8/21/46	270,000	330,613
5.50%, 3/16/47	325,000	429,796
		3,568,994

Consumer, Cyclical - 1.9%
American Airlines Group, Inc., 5.50%, 10/1/19 (3)	70,000	70,000
American Airlines Pass-Through Trust:
4.40%, 3/22/25	391,250	405,139
5.25%, 7/15/25	240,582	256,288
5.60%, 1/15/22 (3)	328,751	334,438
5.625%, 7/15/22 (3)	101,456	103,820
Best Buy Co., Inc., 4.45%, 10/1/28	275,000	299,012
Ford Motor Credit Co. LLC:
2.922%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (4)	270,000	269,559
2.979%, 8/3/22	1,190,000	1,178,679
3.099%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (4)	200,000	197,716
3.22%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (4)	313,000	307,767
4.542%, 8/1/26	209,000	209,203

Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	199,049	204,334
Lennar Corp., 4.50%, 11/15/19	415,000	415,519
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	400,000	412,671
Nordstrom, Inc., 5.00%, 1/15/44	453,000	422,682
Starbucks Corp., 2.45%, 6/15/26	250,000	252,260
Tapestry, Inc., 4.125%, 7/15/27	670,000	683,902
WestJet Airlines Ltd., 3.50%, 6/16/21 (3)	100,000	101,718
Whirlpool Corp., 3.70%, 5/1/25	200,000	209,799
Wyndham Destinations, Inc.:
5.40%, 4/1/24	33,000	34,980
5.75%, 4/1/27	331,000	358,721
		6,728,207

Consumer, Non-cyclical - 1.5%
Becton Dickinson and Co.:
2.404%, 6/5/20	231,000	231,268
2.894%, 6/6/22	231,000	234,605
2.979%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (4)	843,000	843,297
Conagra Brands, Inc.:
2.811%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (4)	75,000	75,005
3.028%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (4)	122,000	122,026
Conservation Fund (The), 3.474%, 12/15/29	285,000	290,292
CVS Health Corp.:
2.625%, 8/15/24	112,000	112,512
2.822%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (4)	44,000	44,225
3.00%, 8/15/26	615,000	618,872
3.25%, 8/15/29	110,000	110,829
4.30%, 3/25/28	659,000	713,378
CVS Pass-Through Trust, 6.036%, 12/10/28	404,437	455,258
Ecolab, Inc., 3.25%, 12/1/27	100,000	106,757
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (3)	300,000	326,264
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (2)	437,000	460,793
Life Technologies Corp., 6.00%, 3/1/20	300,000	304,620
Massachusetts Institute of Technology, 3.959%, 7/1/38	200,000	233,957
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (3)	50,000	52,659
		5,336,617

Energy - 0.3%
Oceaneering International, Inc., 4.65%, 11/15/24	130,000	122,850
TerraForm Power Operating LLC:
5.00%, 1/31/28 (3)	580,000	606,100
6.625%, 6/15/25 (3)	150,000	158,852
		887,802

Financial - 7.0%
Ally Financial, Inc., 4.125%, 3/30/20	543,000	547,751
Banco Santander S.A., 3.238%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (4)	200,000	200,172
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (3)	350,000	350,955
Bank of America Corp.:
3.458%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (4)	232,000	235,094

3.499% to 5/17/21, 5/17/22 (5)	704,000	718,102
3.55% to 3/5/23, 3/5/24 (5)	900,000	936,445
3.593% to 7/21/27, 7/21/28 (5)	690,000	730,045
3.824% to 1/20/27, 1/20/28 (5)	1,385,000	1,489,553
3.974% to 2/7/29, 2/7/30 (5)	184,000	201,593
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (5)	944,000	969,405
Bank of Nova Scotia (The), 2.375%, 1/18/23	600,000	605,534
Capital One Financial Corp.:
2.716%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (4)	110,000	110,190
2.986%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (4)	880,000	877,490
3.30%, 10/30/24	209,000	216,486
4.20%, 10/29/25	300,000	319,981
Capital One NA, 2.65%, 8/8/22	295,000	298,504
CBL & Associates LP, 5.25%, 12/1/23	222,000	155,311
Citigroup, Inc.:
2.75%, 4/25/22	370,000	375,645
3.142% to 1/24/22, 1/24/23 (5)	388,000	395,371
3.172%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (4)	150,000	151,872
3.233%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (4)	150,000	150,647
3.887% to 1/10/27, 1/10/28 (5)	927,000	992,772
5.80% to 11/15/19 (5)(6)	135,000	135,270
6.125% to 11/15/20 (5)(6)	65,000	66,843
Citizens Bank NA:
2.25%, 3/2/20	250,000	250,102
2.55%, 5/13/21	200,000	201,422
Citizens Financial Group, Inc., 2.375%, 7/28/21	170,000	170,478
Commonwealth Bank of Australia:
2.50%, 9/18/22 (3)	270,000	273,188
3.61% to 9/12/29, 9/12/34 (3)(5)	206,000	206,566
Credit Acceptance Corp.:
6.125%, 2/15/21	208,000	208,910
7.375%, 3/15/23	240,000	249,600
DDR Corp., 3.625%, 2/1/25	259,000	266,247
Digital Realty Trust LP:
3.95%, 7/1/22	360,000	375,959
4.75%, 10/1/25	260,000	286,254
Discover Bank, 4.682% to 8/9/23, 8/9/28 (5)	275,000	287,759
Discover Financial Services, 3.95%, 11/6/24	200,000	212,285
EPR Properties, 3.75%, 8/15/29	450,000	450,642
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (5)	53,000	53,627
2.905% to 7/24/22, 7/24/23 (5)	488,000	495,124
2.908% to 6/5/22, 6/5/23 (5)	567,000	574,739
3.283%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (4)	260,000	261,258
International Finance Corp., 1.75%, 3/30/20	820,000	818,951
Iron Mountain, Inc.:
4.375%, 6/1/21 (3)	17,000	17,216
4.875%, 9/15/29 (3)	20,000	20,356
5.25%, 3/15/28 (3)	4,000	4,155
JPMorgan Chase & Co.:

2.739% to 10/15/29, 10/15/30 (5)	342,000	340,357
3.797% to 7/23/23, 7/23/24 (5)	530,000	559,665
KKR Group Finance Co. VI LLC, 3.75%, 7/1/29 (3)	344,000	363,055
Marsh & McLennan Cos., Inc., 3.304%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (4)	168,000	168,340
Morgan Stanley:
2.80%, 6/16/20	665,000	668,442
3.683%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (4)	260,000	264,819
4.00%, 7/23/25	325,000	350,784
4.875%, 11/1/22	105,000	112,635
National Australia Bank Ltd., 3.625%, 6/20/23	275,000	289,632
Nationwide Building Society, 3.96% to 7/18/29, 7/18/30 (3)(5)	293,000	306,390
Newmark Group, Inc., 6.125%, 11/15/23	39,000	42,339
Radian Group, Inc., 4.875%, 3/15/27	122,000	123,830
SBA Tower Trust:
2.836%, 1/15/25 (3)	915,000	917,527
2.877%, 7/15/46 (3)	300,000	301,400
3.722%, 4/9/48 (3)	660,000	688,366
Synchrony Financial:
3.517%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (4)	90,000	90,198
3.95%, 12/1/27	306,000	314,023
4.25%, 8/15/24	107,000	112,964
4.50%, 7/23/25	625,000	667,582
Synovus Financial Corp.:
3.125%, 11/1/22	156,000	157,182
5.90% to 2/7/24, 2/7/29 (5)	35,000	37,144
Toronto-Dominion Bank (The), 1.85%, 9/11/20 (2)	500,000	499,683
		24,292,226

Government - 1.2%
Asian Development Bank, 3.125%, 9/26/28	540,000	602,294
Inter-American Development Bank, 3.00%, 9/26/22	540,000	561,179
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200,000	1,301,851
International Finance Corp., 2.00%, 10/24/22	1,625,000	1,643,967
		4,109,291

Industrial - 1.5%
Jabil, Inc.:
3.95%, 1/12/28	565,000	571,538
4.70%, 9/15/22	569,000	601,882
5.625%, 12/15/20	70,000	72,517
Johnson Controls International plc, 4.625%, 7/2/44	225,000	245,118
nVent Finance S.a.r.l., 4.55%, 4/15/28	655,000	684,794
Owens Corning:
3.95%, 8/15/29	895,000	912,043
4.30%, 7/15/47	131,000	119,272
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (3)	375,000	382,863
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	155,057	155,577
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (3)	260,000	260,174
3.55%, 4/15/24 (3)	300,000	312,013

Wabtec Corp.:
3.419%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (4)	486,000	486,017
4.95%, 9/15/28	363,000	400,926
		5,204,734

Technology - 1.5%
Apple, Inc., 3.00%, 6/20/27 (2)	592,000	623,127
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	205,000	208,169
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (3)	605,000	623,971
DXC Technology Co.:
3.082%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (4)	843,000	842,752
4.25%, 4/15/24	273,000	286,544
EMC Corp., 2.65%, 6/1/20	10,000	10,005
Hewlett Packard Enterprise Co.:
2.807%, (3 mo. USD LIBOR + 0.68%), 3/12/21 (4)	223,000	223,511
3.009%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (4)	278,000	278,027
Marvell Technology Group Ltd., 4.20%, 6/22/23	37,000	38,808
Microchip Technology, Inc., 4.333%, 6/1/23	392,000	411,965
Microsoft Corp.:
2.40%, 8/8/26	285,000	290,979
4.45%, 11/3/45	250,000	316,157
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (3)	325,000	340,626
Seagate HDD Cayman:
4.875%, 3/1/24 (2)	235,000	247,026
4.875%, 6/1/27	120,000	124,024
5.75%, 12/1/34	105,000	107,073
Western Digital Corp., 4.75%, 2/15/26 (2)	366,000	377,438
		5,350,202

Utilities - 1.1%
American Water Capital Corp., 2.95%, 9/1/27	370,000	380,094
Avangrid, Inc.:
3.15%, 12/1/24	957,000	987,260
3.80%, 6/1/29	590,000	634,541
Enel Finance International NV, 2.65%, 9/10/24 (3)	530,000	531,239
MidAmerican Energy Co., 4.25%, 7/15/49	350,000	422,165
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (3)	375,000	388,125
Public Service Co. of Colorado, 3.70%, 6/15/28	258,000	285,308
		3,628,732

Total Corporate Bonds (Cost $57,910,664)		60,240,093

ASSET-BACKED SECURITIES - 8.4%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (3)	167,972	174,592
American Homes 4 Rent Trust, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (3)	641,720	676,012
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (3)	814,633	817,701
Series 2018-A, Class C, 4.79%, 5/15/24 (3)	150,000	151,974

Series 2019-A, Class A, 3.48%, 7/15/22 (3)	108,804	109,219
Series 2019-B, Class A, 2.72%, 10/15/26 (3)	610,000	610,656
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.50%, 2/20/21 (3)	1,660,000	1,660,690
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (3)	399,435	399,277
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (3)	6,284	6,288
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (3)	307,913	317,453
Conn's Receivables Funding LLC:
Series 2017-B, Class B, 4.52%, 4/15/21 (3)	55,991	56,045
Series 2018-A, Class A, 3.25%, 1/15/23 (3)	50,179	50,366
Series 2018-A, Class B, 4.65%, 1/15/23 (3)	44,360	44,652
Series 2019-A, Class A, 3.40%, 10/16/23 (3)	146,714	147,823
Series 2019-A, Class B, 4.36%, 10/16/23 (3)	260,000	262,919
Consumer Loan Underlying Bond Credit Trust:
Series 2017-P2, Class B, 3.56%, 1/15/24 (3)	260,000	260,917
Series 2019-P1, Class A, 2.94%, 7/15/26 (3)	122,645	123,190
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Class B, 2.94%, 10/15/24 (3)	176,583	176,760
Series 2017-1A, Class B, 3.04%, 12/15/25 (3)	625,000	627,397
Series 2017-2A, Class A, 2.55%, 2/17/26 (3)	1,399,111	1,400,502
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (3)	83,513	86,620
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (3)	9,469	9,467
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (3)	119,067	120,114
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (3)	447,563	461,134
Series 2016-1A, Class A2, 6.125%, 7/20/46 (3)	145,500	153,711
Series 2018-1A, Class A2, 4.739%, 4/20/48 (3)	28,638	30,073
Series 2019-2A, Class A2, 3.981%, 10/20/49 (3)	75,000	75,818
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (3)	40,103	40,109
Series 2014-1A, Class B1, 4.406%, 4/19/44 (3)	350,000	350,445
Enterprise Fleet Financing LLC, Series 2017-3, Class A2, 2.13%, 5/22/23 (3)	935,910	935,437
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49 (3)	270,000	273,671
Series 2019-1A, Class B, 4.14%, 7/26/49 (3)	30,000	30,304
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (3)	576,725	580,917
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (3)	175,950	184,027
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (3)	272,250	276,505
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (3)	25,000	26,133
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.475%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (3)(4)	116,000	116,054
Series 2018-SFR2, Class A, 2.928%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (3)(4)	863,784	865,167
Series 2018-SFR2, Class D, 3.478%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (3)(4)	155,000	154,435
Series 2018-SFR3, Class D, 3.675%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (3)(4)	150,000	150,253
Jack in the Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (3)	295,000	300,354
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (3)	24,312	24,342
Series 2017-2A, Class B, 3.19%, 7/15/24 (3)	47,410	47,444
Series 2018-3A, Class C, 4.63%, 9/15/28 (3)	100,000	102,904
Mosaic Solar Loans LLC, Series 2019-1A, Class A, 4.37%, 12/21/43 (3)	390,200	402,231

OneMain Financial Issuance Trust:
Series 2016-1A, Class B, 4.57%, 2/20/29 (3)	315,000	318,329
Series 2017-1A, Class A1, 2.37%, 9/14/32 (3)	475,000	474,721
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (3)	250,000	249,995
Series 2018-A, Class A, 3.61%, 3/8/24 (3)	706,000	714,013
Series 2018-B, Class A, 3.91%, 7/8/24 (3)	1,154,000	1,173,091
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (3)	499,950	512,427
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (3)	69,300	72,747
Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (3)	100,000	100,252
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23 (3)	136,241	137,725
Series 2017-3A, Class B, 3.36%, 11/15/23 (3)	288,252	288,347
Series 2018-2A, Class A, 3.35%, 10/15/24 (3)	375,845	376,928
Series 2018-2A, Class B, 3.96%, 10/15/24 (3)	440,000	444,804
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (3)	63,241	63,279
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49 (3)(7)	949,000	960,150
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (3)	405,000	404,578
SoFi Professional Loan Program LLC:
Series 2014-B, Class A1, 3.268%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (3)(4)	24,933	24,987
Series 2014-B, Class A2, 2.55%, 8/27/29 (3)	52,112	52,125
SolarCity LMC Series I LLC, Series 2013-1, Class A, 4.80%, 11/20/38 (3)	368,947	390,653
SolarCity LMC Series II LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (3)	214,438	219,198
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (3)	560,681	566,421
Series 2014-2, Class B, 5.44%, 7/20/44 (3)	860,668	862,879
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (3)	733,613	742,000
Springleaf Funding Trust:
Series 2016-AA, Class A, 2.90%, 11/15/29 (3)	227,163	227,217
Series 2016-AA, Class B, 3.80%, 11/15/29 (3)	400,000	400,761
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (3)	71,031	72,668
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (3)	1,416,688	1,486,556
Sunrun Callisto Issuer LLC, Series 2015-1A, Class B, 5.38%, 7/20/45 (3)	338,373	347,635
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (3)	374,936	382,546
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (3)	62,076	62,079
Series 2018-B, Class A, 3.71%, 8/20/21 (3)	713,207	724,853
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	602,244	601,332
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	738,498	768,574
Vantage Data Centers Issuer LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43 (3)	333,633	347,070
Series 2019-1A, Class A2, 3.188%, 7/15/44 (3)	434,638	439,846
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (3)	300,000	300,294

Total Asset-Backed Securities (Cost $28,802,257)		29,183,182

U.S. TREASURY OBLIGATIONS - 5.2%
U.S. Treasury Bond, 3.00%, 2/15/49	2,175,000	2,595,896
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23 (8)	160,095	161,521
0.75%, 7/15/28 (8)	4,710,721	4,955,236
U.S. Treasury Notes:
1.375%, 1/15/20	2,270,000	2,266,675
1.75%, 7/31/21	5,830,000	5,838,654
1.75%, 7/31/24	2,191,000	2,211,027
2.625%, 12/31/25	28,000	29,683
2.625%, 2/15/29	31,000	33,565

Total U.S. Treasury Obligations (Cost $17,530,755)		18,092,257

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 3.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	530,000	596,384
Series W5FX, Class AFX, 3.336%, 4/25/28	191,667	206,975
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.268%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (4)	493,000	517,952
Series 2015-HQA2, Class M2, 4.818%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (4)	98,181	99,211
Series 2016-DNA2, Class M2, 4.218%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (4)	9,132	9,155
Series 2017-DNA3, Class M2, 4.518%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (4)	600,000	614,044
Series 2018-DNA1, Class M1, 2.468%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (4)	265,929	265,598
Series 2018-HQA1, Class M2, 4.318%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (4)	155,000	156,843
Series 2019-DNA2, Class M1, 2.818%, (1 mo. USD LIBOR + 0.80%), 3/25/49 (3)(4)	31,145	31,184
Series 2019-DNA2, Class M2, 4.468%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (3)(4)	121,000	122,397
Series 2019-DNA3, Class M1, 2.75%, (1 mo. USD LIBOR + 0.73%), 7/25/49 (3)(4)	261,344	261,623
Series 2019-DNA3, Class M2, 4.07%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (3)(4)	292,000	292,364
Series 2019-HQA3, Class B1, 5.057%, (1 mo. USD LIBOR + 3.00%), 9/25/49 (3)(4)	10,000	10,012
Series 2019-HQA3, Class M1, 2.807%, (1 mo. USD LIBOR + 0.75%), 9/25/49 (3)(4)	117,000	117,146
Series 2019-HQA3, Class M2, 3.907%, (1 mo. USD LIBOR + 1.85%), 9/25/49 (3)(4)	80,000	80,100
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.801%, 2/25/27 (9)	125,069	127,483
Series 2017-M13, Class A2, 3.037%, 9/25/27 (9)	675,000	711,645
Series 2018-M4, Class A2, 3.144%, 3/25/28 (9)	721,000	766,696
Series 2018-M8, Class A2, 3.436%, 6/25/28 (9)	459,231	498,804
Series 2018-M13, Class A2, 3.82%, 9/25/30 (9)	1,680,000	1,896,731
Series 2019-M1, Class A2, 3.673%, 9/25/28 (9)	785,000	870,311
Series 2019-M9, Class A2, 2.937%, 4/25/29 (9)	291,000	309,417
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.268%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (4)	469,864	520,345
Series 2014-C02, Class 1M2, 4.618%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (4)	624,833	652,413
Series 2014-C02, Class 2M2, 4.618%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (4)	188,204	195,779
Series 2014-C03, Class 1M2, 5.018%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (4)	384,640	406,120
Series 2014-C03, Class 2M2, 4.918%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (4)	323,126	337,979
Series 2014-C04, Class 1M2, 6.918%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (4)	592,301	648,401
Series 2016-C06, Class 1M2, 6.268%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (4)	200,000	213,757

Series 2017-C04, Class 2M1, 2.868%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (4)	271,154	271,615
Series 2017-C05, Class 1M1, 2.568%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (4)	90,761	90,836
Series 2017-C06, Class 1M2, 4.668%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (4)	320,000	327,277
Series 2018-C03, Class 1M1, 2.698%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (4)	83,132	83,195
Series 2019-R05, Class 1B1, 6.118%, (1 mo. USD LIBOR + 4.10%), 7/25/39 (3)(4)	19,833	20,341
Series 2019-R05, Class 1M1, 2.768%, (1 mo. USD LIBOR + 0.75%), 7/25/39 (3)(4)	250,672	251,264
Series 2019-R05, Class 1M2, 4.018%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (3)(4)	251,563	252,511
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274,531	287,796
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (3)(10)	100,000	101,212

Total Collateralized Mortgage-Backed Obligations (Cost $12,601,436)		13,222,916

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Citigroup Commercial Mortgage Trust, Series 2017-MDRC, Class D, 4.278%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (3)(4)	235,000	234,825
CLNS Trust, Series 2017-IKPR, Class B, 3.05%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (3)(4)	600,000	599,418
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27 (3)	100,000	100,613
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (3)	300,000	298,690
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (3)	100,000	93,959
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.728%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (3)(4)	500,000	500,378
Series 2019-BPR, Class A, 3.428%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (3)(4)	560,000	560,335
Series 2019-BPR, Class B, 4.128%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (3)(4)	230,000	230,374
Series 2019-BPR, Class C, 5.078%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (3)(4)	100,000	100,404
Motel 6 Trust:
Series 2017-MTL6, Class B, 3.218%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (3)(4)	50,428	50,497
Series 2017-MTL6, Class C, 3.428%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (3)(4)	319,377	319,920
Series 2017-MTL6, Class D, 4.178%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (3)(4)	197,509	198,292
Series 2017-MTL6, Class E, 5.278%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (3)(4)	69,759	70,377
RETL Trust:
Series 2019-RVP, Class A, 3.178%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (3)(4)	409,183	409,894
Series 2019-RVP, Class B, 3.578%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (3)(4)	760,000	762,314
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31 (3)	450,000	460,693

Total Commercial Mortgage-Backed Securities (Cost $4,985,354)		4,990,983

TAXABLE MUNICIPAL OBLIGATIONS - 0.9%

General Obligations - 0.5%
Los Angeles Unified School District, California, 5.75%, 7/1/34 (11)	450,000	587,034
Massachusetts, Green Bonds, 3.277%, 6/1/46	435,000	452,417
New York City, NY, 5.206%, 10/1/31 (11)	470,000	567,920
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285,000	315,786
		1,923,157

Special Tax Revenue - 0.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (11)	300,000	366,459

New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (11)	600,000	764,790
		1,131,249

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	130,000	183,911

Total Taxable Municipal Obligations (Cost $2,974,939)		3,238,317

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.6%
Federal National Mortgage Association:
2.65%, 6/1/26	330,707	342,458
2.68%, 7/1/26	350,000	363,872
30-Year, 3.00%, TBA (12)	4,845,000	4,918,827

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,595,214)		5,625,157

SOVEREIGN GOVERNMENT BONDS - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (3)	265,000	267,321

Total Sovereign Government Bonds (Cost $264,890)		267,321

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Overseas Private Investment Corp.:
3.22%, 9/15/29	421,448	445,754
3.52%, 9/20/32	409,500	444,002
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	137,000	140,206
2.618%, 8/1/23	69,000	71,472
2.668%, 8/1/24	240,000	248,136
2.738%, 8/1/25	240,000	251,786

Total U.S. Government Agencies and Instrumentalities (Cost $1,516,949)		1,601,356

CONVERTIBLE BONDS - 0.0% (13)

Technology - 0.0% (13)
Rovi Corp., 0.50%, 3/1/20	125,000	123,206

Total Convertible Bonds (Cost $123,036)		123,206

FLOATING RATE LOANS (14) - 0.7%

Building and Development - 0.1%
DTZ U.S. Borrower, LLC, Term Loan, 5.294%, (1 mo. USD LIBOR + 3.25%), 8/21/25	297,000	298,298

Business Equipment and Services - 0.1%
Change Healthcare Holdings, LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 3/1/24	205,634	204,911

Cable and Satellite Television - 0.1%
Ziggo Secured Finance Partnership, Term Loan, 4.528%, (1 mo. USD LIBOR + 2.50%), 4/15/25	230,000	229,856

Cosmetics/Toiletries - 0.0% (13)
Prestige Brands, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 1/26/24	47,126	47,268

Drugs - 0.1%
Jaguar Holding Company II, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 8/18/22	433,213	434,134

Electronics/Electrical - 0.2%
Go Daddy Operating Company, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 2/15/24	52,375	52,524
Infor (US), Inc., Term Loan, 4.854%, (3 mo. USD LIBOR + 2.75%), 2/1/22	442,652	443,703
MA FinanceCo., LLC, Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	18,544	18,359
Seattle Spinco, Inc., Term Loan, 4.544%, (1 mo. USD LIBOR + 2.50%), 6/21/24	125,235	123,931
SolarWinds Holdings, Inc., Term Loan, 4.794%, (1 mo. USD LIBOR + 2.75%), 2/5/24	79,394	79,581
		718,098

Equipment Leasing - 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.794%, (1 mo. USD LIBOR + 1.75%), 1/15/25	265,635	267,096

Financial - 0.0% (13)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (15)(16)(17)	385,345	6,079

Industrial Equipment - 0.0% (13)
Rexnord, LLC, Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 8/21/24	45,313	45,630

Leisure Goods/Activities/Movies - 0.0% (13)
Bombardier Recreational Products, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 5/23/25	69,474	69,459

Lodging and Casinos - 0.0% (13)
ESH Hospitality, Inc., Term Loan, 4.044%, (1 mo. USD LIBOR + 2.00%), 9/18/26	40,318	40,553

Telecommunications - 0.0% (13)
Level 3 Financing, Inc., Term Loan, 4.294%, (1 mo. USD LIBOR + 2.25%), 2/22/24	110,000	110,321

Total Floating Rate Loans (Cost $2,842,696)		2,471,703

COMMERCIAL PAPER - 1.0%
Jabil, Inc.:
2.641%, 10/17/19 (3)(18)	600,000	599,307

2.641%, 11/20/19 (3)(18)	185,000	184,335
2.641%, 11/27/19 (3)(18)	1,300,000	1,294,669
Marriott International, Inc., 2.288%, 10/15/19 (3)(18)	370,000	369,676
Smithfield Foods, Inc., 2.52%, 10/30/19 (3)(18)	1,110,000	1,107,782

Total Commercial Paper (Cost $3,555,769)		3,555,769

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07%	2,176,178	2,176,178

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $2,176,178)		2,176,178

TOTAL INVESTMENTS (Cost $307,342,635) - 100.6%		349,698,282
Other assets and liabilities, net - (0.6%)		(2,142,633)
NET ASSETS - 100.0%		347,555,649

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at September 30, 2019. The aggregate market value of securities on loan at September 30, 2019 was $2,799,750 and the total market value of the collateral received by the Fund was $2,854,633, comprised of cash of $2,176,178 and U.S. government and/or agencies securities of $678,455.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $47,228,149, which represents 13.6% of the net assets of the Fund as of September 30, 2019.

(4) Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.
(5) Security converts to variable rate after the indicated fixed-rate coupon period.
(6) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7) When-issued security.
(8) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2019.
(10) Step coupon security. The interest rate disclosed is that which is in effect on September 30, 2019.
(11) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(12) TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned.

(13) Amount is less than 0.05%.
(14) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at September 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(15) For fair value measurement disclosure purposes, security is categorized as Level 3.
(16) Restricted security. Total market value of restricted securities amounts to $6,079, which represents less than 0.05% of the net assets of the Fund as of September 30, 2019.
(17) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(18) Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At September 30, 2019, the aggregate value of these securities is $3,555,769, representing 1.0% of the Fund's net assets.

Abbreviations:
ADR:	American Depositary Receipt
LIBOR:	London Interbank Offered Rate
TBA:	To Be Announced

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	35	12/31/19	$7,542,500	($18,012)
U.S. 5-Year Treasury Note	2	12/31/19	238,297	(1,300)
U.S. 10-Year Treasury Note	2	12/19/19	260,625	(2,253)
U.S. Long Treasury Bond	6	12/19/19	973,875	(12,011)
U.S. Ultra-Long Treasury Bond	41	12/19/19	7,868,156	(118,415)
Total Long				($151,991)
Short:
U.S. 2-Year Treasury Note	(3)	12/31/19	($646,500)	$1,495
U.S. 5-Year Treasury Note	(34)	12/31/19	(4,051,047)	(8,230)
U.S. 10-Year Treasury Note	(11)	12/19/19	(1,433,438)	12,355
U.S. Long Treasury Bond	(1)	12/19/19	(162,313)	1,990
U.S. Ultra 10-Year Treasury Note	(44)	12/19/19	(6,265,875)	67,256
U.S. Ultra-Long Treasury Bond	(1)	12/19/19	(191,906)	3,279
Total Short				$78,145

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At September 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $86,375 and $160,221, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2019, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3(1)	Total
Common Stocks	$204,909,844	(2)	$—	$—	$204,909,844
Corporate Bonds	—		60,240,093	—	60,240,093
Asset-Backed Securities	—		29,183,182	—	29,183,182
U.S. Treasury Obligations	—		18,092,257	—	18,092,257
Collateralized Mortgage-Backed Obligations	—		13,222,916	—	13,222,916
Commercial Mortgage-Backed Securities	—		4,990,983	—	4,990,983
Taxable Municipal Obligations	—		3,238,317	—	3,238,317
U.S. Government Agency Mortgage-Backed Securities	—		5,625,157	—	5,625,157
Sovereign Government Bonds	—		267,321	—	267,321
U.S. Government Agencies and Instrumentalities	—		1,601,356	—	1,601,356
Convertible Bonds	—		123,206	—	123,206
Floating Rate Loans	—		2,465,624	6,079	2,471,703
Commercial Paper	—		3,555,769	—	3,555,769
Short Term Investment of Cash Collateral for Securities Loaned	2,176,178		—	—	2,176,178
Total Investments	$207,086,022		$142,606,181	$6,079	$349,698,282
Futures Contracts	$86,375		$—	$—	$86,375
Total	$207,172,397		$142,606,181	$6,079	$349,784,657

Liabilities
Futures Contracts	$(160,221)		$—	$—	$(160,221)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.